Financial Risk Management Objectives - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Aug. 13, 2014
Disclosure Of Financial Instruments [Line Items]
Unlisted equity securities classified as non-current financial assets-available for sale	$ 2,747,000	$ 2,765,000
Copper costs as a percentage of product cost	80.00%	84.00%
Provision of allowance for doubtful accounts	$ 2,000,000	$ 1,800,000
Cash and cash equivalents	46,093,000	48,231,000	$ 51,303,000	$ 68,863,000
Unutilized amounts of bank loans	144,000,000
Financial liabilities	77,560,000	62,964,000			$ 0
Mortgage of land, buildings, machinery and equipment	8,633,000	8,778,000
Pledge of other receivables	7,528,000	6,872,000
Assets and uncalled capital pledged as security	$ 1,181,000	$ 842,000
Top of range [Member]
Disclosure Of Financial Instruments [Line Items]
Percentage of financial liabilities bear floating interest rate	45.00%
Weighted average [Member]
Disclosure Of Financial Instruments [Line Items]
Weighted average interest rates on bank loans and overdrafts	2.85%	3.14%
Subsidiary [Member]
Disclosure Of Financial Instruments [Line Items]
Assets and uncalled capital pledged as security	$ 25,781,000	$ 27,607,000
One major customer [Member]
Disclosure Of Financial Instruments [Line Items]
Percentage of trade receivables from one customer	22.40%	8.20%
Interest rate risk [Member]
Disclosure Of Financial Instruments [Line Items]
Change of interest rates	0.30%	0.30%
Change in profit before tax due to change of interest rates	$ 113,000	$ 75,000